6. Debt instruments (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instruments Linked To [Abstract]
Repo Operations	R$ 101,371,733	R$ 102,849,859	R$ 90,909,891
Banco Central Mandatory Deposits	0	0	1,449,207
Operations guarantees in B3 S.A. - Brasil, Bolsa, Balcao (B3 S.A.)	12,963,251	6,618,651	17,985,160
Associated to judiciary deposits and other guarantees	9,665,135	9,573,331	2,078,042
Total	R$ 124,000,119	R$ 119,041,841	R$ 112,422,300